INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Investment income	$ 518	$ 476	$ 177
Fee revenue	285	255	228
Dividend income	114	77	44
Interest income and other	88	56	45
Total investment and other revenue	$ 1,005	$ 864	$ 494